Interests in subsidiaries - Additional Information (Details) £ in Millions	12 Months Ended				132 Months Ended
	Dec. 31, 2022 GBP (£) shareholder	Dec. 31, 2021 GBP (£)	Dec. 31, 2020	Dec. 31, 2011	Dec. 31, 2021 GBP (£)
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	£ 47,956	£ 43,194			£ 43,194
Trade and other payables	11,393	10,559			10,559
Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	£ 2,460	£ 2,345			2,345
British American Tobacco Bangladesh Company Limited
Disclosure of Significant Investments in Subsidiaries [Line Items]
Ownership held in non-controlling interest	72.91%	72.91%	72.91%
Imperial Tobacco Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Trade and other payables	£ 391	£ 341			341
Imperial Tobacco Canada | Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	£ 2,500	£ 2,500			£ 2,500
PT Bentoel Internasional Investama Tbk
Disclosure of Significant Investments in Subsidiaries [Line Items]
Ownership held in non-controlling interest	100.00%	99.00%	92.00%
Percentage of total return swap of issued capital					7.00%
Effective interest recognise of net assets				99.00%
Acquisition percentage		0.20%			0.20%
Cost of acquisition		£ 4			£ 4
Number of shareholders | shareholder	1,000